Assets Held for Sale	12 Months Ended
Dec. 31, 2021
Assets Held For Sale [Abstract]
Assets Held for Sale

7 Assets held for sale

In September 2019, the Company committed to a plan to sell certain non-strategic assets such as land, buildings, the tannery and foam operations.

(i) Disposal group held for sale

Following the preliminary agreement reached in September 2020, on January 8, 2021, the Company signed a “Share Sell and Purchase Agreement” (the “Agreement”) with Vita Group, the largest European manufacturer of flexible polyurethane foams, for the sale of its entire interest in the subsidiary IMPE S.p.A. which contains the foam operations. The consideration agreed for this sale was 6,100 plus certain customary purchase price adjustments of about 2,100, agreed in May 2021. This transaction was approximately finalised in March 1, 2021. Following the finalisation of such transaction, Vita Group holds 100% of IMPE S.p.A.. As of the date of approval of these consolidated financial statements, the Parent has collected the entire cash consideration amounting to 8,202.

As at December 31, 2020, such disposal group, comprising assets and liabilities, was classified as held for sale as it was highly probable that as at that date it would have been recovered primarily through its sale rather than through continuing use. Furthermore, as at December 31, 2020, the fair value less costs to sell of this disposal group was higher than its carrying amount, and it did not represent a discontinued operation since the foam operation did not constitute a separate line of business or geographic area of operations. Specifically, IMPE S.p.A. was a subsidiary engaged in the production of flexible polyurethane foam products employed by the Group in the manufacture of its upholstered furniture and the sale to third parties of the residual part of the foam products that results in excess of the Group’s needs.

As at December 31, 2020, this disposal group comprised the following assets and liabilities.

Property, plant and equipment	1,620
Intangible assets	9
Inventories	971
Trade receivable	1,304
Other financial assets	65
Total assets held for sale	3,969

Long-term borrowing	344
Employees’ leaving entitlement	408
Trade payables and other financial liabilities	2,634
Total liabilities held for sale	3,386

As at December 31, 2020, there was no cumulative income or expenses included in OCI relating to this disposal group.

Furthermore, at the date of loss of control, March 1, 2021, the Parent: (a) derecognised assets and liabilities of IMPE S.p.A. at their carrying amounts (net assets amounted to 3,176) at the date of loss of control; (b) recognised the fair value of the consideration received from Vita Group of 8,202 for the transfer of the 100% interest in IMPE S.p.A.; (c) recognised the resulting difference as a gain in the statement of profit or loss, in the amount of 5,026.

The carrying amounts of the derecognized assets and liabilities of IMPE S.p.A. as at the date of loss of control were the following:

Property, plant and equipment	1,614
Intangible assets	—
Inventories	644
Trade receivable	—
Other receivable	26
Cash and cash equivalent	1,313
Total assets	3,597
Share capital	(1,000)
Reserves	(2,272)
Retained earnings	329
Profit (loss) as of February 28, 2021	(233)
Equity	(3,176)
Employees’ leaving entitlement	(410)
Deferred income	(11)
Total liabilities	(421)
Total equity and liabilities	(3,597)

Details of the net cash flows deriving from this transaction are as follows:

Consideration agreed for the disposal of 100% stake in IMPE S.p.A.	8,202
Cash and Cash equivalents as at the date of disposal of IMPE S.p.A.	(1,313)
Portion of consideration not cashed as at December 31, 2021	(1,374)
Net cash for the cash flows statement as at December 31, 2021	5,515

As at the date of approval of of these consolidated financial statements, the Parent Company collected all the consideration for the disposal of the IMPE S.p.A.

Until the date of loss of control, IMPE S.p.A. contributed 2,217 of revenue and 261 to the profit before tax of the Group.

(ii) Non-current assets held for sale

In March and May 2021, following the preliminary agreements reached in December 2020, the Parent signed two separate sale contracts with two third parties for the disposal of two idle industrial real estate complexes located in the city of Altamura (Bari), just a few miles away from its headquarters, for a total cash consideration of 2,550. As at December 31, 2020, the carrying amount of this property was 1,704. Following such disposal, the Parent recognised a gain of 846.

These two assets have been classified as held for sale as it was highly probable that, as at December 31, 2020, their carrying amount would have been recovered primarily through their sale rather than through continuing use. Furthermore, as at December 31, 2020, the fair value less costs to sell of each asset was higher than its carrying amount and they did not represent a discontinued operation.